Supplemental guarantor information (Narrative) (Detail) $ in Billions	6 Months Ended
Jun. 30, 2023 USD ($)
Supplemental Guarantor Information [Line Items]
Joint and several liability	$ 3.5
Increase decrease in joint and several liability	$ (0.8)